Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2015
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

12. Unusual or Infrequent Items Impacting Quarterly Results.

An impairment charge of $2,074,000 was recorded in second quarter 2015 related to the recorded customer relationship intangible asset fair value pertaining to the Pipeline acquisition in November 2013.

Sales, general & administrative expense for the fourth quarter of fiscal 2014 includes a $575,000 unfavorable adjustment to the actuarially assumed expense due to the death prior to retirement of one of the Management Security Plan participants.